Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note R—Subsequent Events
The Company has evaluated subsequent events from the date of the consolidated balance sheets through the date the consolidated financial statements were issued on May 12, 2022.
On April 7, 2022, the Company’s subsidiary BigBear.ai, LLC acquired ProModel Corporation, a leader in simulation-based predictive and prescriptive analytic software for process improvement enabling organizations to make better decisions, for $16.1 million, subject to certain adjustments. The acquisition was funded through a combination of cash on hand and newly issued shares of common stock of the Company. The Company plans to align ProModel Corporation under its Analytics business segment. For risks related to the transaction, see Item 1A — Risk Factors —Risks Related to Our Business and Industry — We may acquire or invest in companies and technologies, which may divert our management’s attention, and result in additional dilution to our stockholders. We may be unable to integrate acquired businesses and technologies successfully or achieve the expected benefits of such acquisitions or investments — included in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2021.

Note V—Subsequent Events
The Company has evaluated subsequent events from the date of the consolidated balance sheets through the date the consolidated financial statements were issued on March 31, 2022.
On February 22, 2022, the Company entered into an agreement with the Glazer Investors and Meteora Investors to terminate each of their respective FPAs and redeem the associated shares, which resulted in the Company repurchasing 5.0 million shares for $50,625, or $10.125 per share. These shares were repurchased using restricted cash that was held in escrow at the date of the Merger.
In March 2022, the Company repurchased approximately 2.5 million shares from the Highbridge Investors to terminate their respective FPAs and redeem the associated shares. The Company paid $24,901, or $10.15 per share, to repurchase these shares. These shares were repurchased using restricted cash that was held in escrow at the date of the Merger.
On February 23, 2022, the Tenor Investors exercised their right to sell to the Company approximately 2.5 million shares which constituted all shares held by the Tenor Investors. As of the end of the first quarter of 2022, the Company repurchased all of these shares using restricted cash that was held in escrow at the date of the Merger.